TAXATION (Schedule of Income Taxes Expenses Included in Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current taxes	$ 4,481	$ 3,555	$ 2,121
Deferred taxes	(323)	(2,013)	(1,628)
Taxes with respect to previous years	0	4	(168)
Total	$ 4,158	$ 1,546	$ 325